Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (120,635)	$ (35,756)	$ (16,782)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	20,758	6,917	3,272
Stock-based compensation expense	28,858	6,843	715
Change in fair value of preferred stock warrant liability	6,538	2,535	805
Loss on disposal of property and equipment	110	197	201
Release of deferred tax valuation allowance	(61,028)	(1,241)	0
Changes in operating assets and liabilities, net of assets acquired and liabilities assumed in business combinations:
Accounts receivable, net	(35,145)	(10,106)	(13,540)
Inventories	(3,089)	(817)	(658)
Prepaid expenses and other assets	(15,629)	(3,084)	(187)
Deferred costs of revenue	(1,590)	(669)	(742)
Accounts payable	11,504	6,189	5,400
Accrued liabilities	(18,488)	511	284
Accrued compensation	19,381	3,165	2,446
Deferred revenue	95,010	46,303	23,836
Other long-term liabilities	3,683	513	61
Net cash provided by (used in) operating activities	(69,762)	21,500	5,111
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of business, net of cash acquired	(89,240)	(889)	0
Purchase of property and equipment and demonstration units	(57,560)	(18,848)	(5,217)
Lease deposits	(1,669)	(478)	(7)
Net cash used in investing activities	(148,469)	(20,215)	(5,224)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from initial public offering	321,389	0	0
Borrowing from line of credit	10,000	7,619	2,381
Repayment of line of credit	(20,000)	0	(2,322)
Borrowing of term loan	0	0	2,750
Repayment of term loan	(2,150)	(1,405)	(557)
Net proceeds from issuance of convertible preferred stock	9,988	39,785	(3)
Proceeds from exercise of equity awards	5,428	2,454	875
Repayment of notes receivable from stockholders	7,294	0	0
Repurchase of common stock	0	(214)	0
Net cash provided by financing activities	331,949	48,239	3,124
Net change in cash and cash equivalents	113,718	49,524	3,011
Cash and cash equivalents, beginning of year	60,200	10,676	7,665
Cash and cash equivalents, end of year	173,918	60,200	10,676
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	474	22	2
Cash paid for interest	578	508	194
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Deferred initial public offering costs in accounts payable and accrued liabilities	412	0	0
Common stock issued in connection with acquisitions	791,917	3,116	0
Conversion of preferred stock warrants to common stock warrants	10,067	0	0
Purchases of property and equipment and demonstration units in accounts payable	6,435	2,874	117
Proceeds receivable from issuance of convertible preferred stock	$ 0	$ 4,994	$ 0